6. Warrants	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
NOTE 6 - Warrants

The following table summarizes warrant activity for the years ended December 31, 2013 and 2012:

	Year Ended		Year Ended
	December 31, 2013		December 31, 2012
		Wtd. Avg.		Wtd. Avg.
		Exercise		Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	551,339	$0.98	444,196	$1.12
Granted	––	––	142,857	1.12
Exercised	(22,321)	1.12	––	––
Forfeited/Expired	(11,160)	1.12	(35,714)	3.50
Outstanding and exercisable at end of year	517,858	$1.02	551,339	$0.98

During the year ended December 31, 2012, the Company issued a total of 142,857 warrants to the current note holders in consideration for financing fees related to the restructuring of the existing promissory notes.  The warrants were valued using the Black-Scholes option pricing model resulting in a total value of $137,955 in 2012, which was recorded as deferred financing costs and is being amortized to expense over the term of the notes.

The outstanding warrants have expiration dates between November 2014 and May 2017.